Leases - Summary of Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	$ 128,652	$ 120,464
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	28,353	21,717
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	28,929	24,484
Between 2 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	23,631	20,739
Between 3 and 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	22,140	17,924
Between 4 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	8,614	5,987
Later than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	$ 16,985	$ 29,613